OTHER CURRENT LIABILITIES (Schedule Of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Current Liabilities [Line Items]
Employees and related expenses	$ 21,040	$ 19,439
Government institutions	3,932	4,052
Income tax payable	1,918	19,241
Warranty reserve	1,476	1,418
Other current liabilities	2,404	1,453
Contractor Liability	5,656	4,003
Other	2,821	2,374
Total other current liabilities	$ 39,247	$ 51,980